Stock-Based Compensation - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 AUD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock-based compensation cost	$ 35.9
Estimated weighted average amortization, period of recognition	1 year 9 months 18 days
Weighted-average remaining contractual term	2 years 7 months 6 days
Aggregate intrinsic value				$ 1.5
Average closing price period	20 days
Cash Settled Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Share-based compensation expense	$ 7.9	$ 5.1	$ 5.9